GROUP STRUCTURE (Details 6) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interests in associates		$ 82	$ 98
Interests in joint ventures		820	676
Interests in associates and joint ventures		902	774
Investments in joint ventures and associates			(4)
Compania De Inversione De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures		435	347
Compania Inversora En Transmision Electrica Citelec S A [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures		117	102
C T Barragan S A [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures		268	227
Greenwind S A [Member]
IfrsStatementLineItems [Line Items]
Investments in joint ventures and associates			(4)
Refineria Del Norte S A [Member]
IfrsStatementLineItems [Line Items]
Interests in associates	[1]		22
Oleoducto De Crudos Pesados Ltd [Member]
IfrsStatementLineItems [Line Items]
Interests in associates		15	24
Transportadora De Gas Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Interests in associates		$ 67	$ 52

[1]	See Note 5.1.2.